Legg Mason ClearBridge Diversified Large Cap Growth Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Legg Mason ClearBridge Diversified Large Cap Growth Fund (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	1.00%	none	none	none	none
Small account fee	[2]	15		none	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason ClearBridge Diversified Large Cap Growth Fund		Class A		Class C		Class FI		Class R		Class R1		Class I
Management fees		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and service (12b-1) fees		0.25%		1.00%		0.25%		0.50%		1.00%		none
Other expenses		0.36%	[1]	0.60%	[1]	0.82%	[2]	0.82%	[2]	0.82%	[2]	0.57%
Acquired fund fees and expenses	[3]	0.05%		0.05%		0.05%		0.05%		0.05%		0.05%
Total annual fund operating expenses		1.41%		2.40%		1.87%		2.12%		2.62%		1.37%
Fees waived and/or expenses reimbursed	[4]	(0.11%)		(0.35%)		(0.57%)		(0.57%)		(0.57%)		(0.32%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[4]	1.30%		2.05%		1.30%		1.55%		2.05%		1.05%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Number of years you own your shares ($)
Expense Example - Legg Mason ClearBridge Diversified Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	700	987	1,296	2,169
Class C	308	717	1,253	2,719
Class FI	132	532	957	2,143
Class R	158	609	1,086	2,405
Class R1	208	760	1,339	2,911
Class I	107	402	719	1,618

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason ClearBridge Diversified Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	700	987	1,296	2,169
Class C	208	717	1,253	2,719
Class FI	132	532	957	2,143
Class R	158	609	1,086	2,405
Class R1	208	760	1,339	2,911
Class I	107	402	719	1,618